Retirement Benefits - Employee Investment Plans (Details) - Puget Sound Energy - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Employer discretionary contribution amount	$ 33.3	$ 31.7	$ 28.9
Maximum annual contribution per employee, percent	6.00%
Employer matching contribution, percent	4.50%
employer contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent	4.00%
employer contribution [Member] | IBEW represented [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent	4.00%
Collective Bargaining Arrangement Member [Member] | employer contribution [Member] | UA represented [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent	4.00%
Collective Bargaining Arrangement Member [Member] | employer contribution [Member] | IBEW represented [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent	4.00%
Cash Balance Formula | Collective Bargaining Arrangement Member [Member]
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	6.00%
Employer additional contribution of base pay, percentage	1.00%
Employer matching contribution, percent	100.00%
Final Average Earnings Formula | Collective Bargaining Arrangement Member [Member]
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	6.00%
Employer matching contribution, percent	55.00%
Second 3 Percent
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	3.00%
Employer matching contribution, percent	50.00%
First 3 Percent
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	3.00%
Employer matching contribution, percent	100.00%